Accounts Receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, net
Balance at beginning of year	$ 2,028,979	$ 2,361,778
Change of allowance for expected credit losses	17,327,139	(284,191)
Foreign currency translation adjustment	520,392	(48,608)
Balance at end of year	$ 19,876,510	$ 2,028,979